Subsequent events - AA2000 2019 Credit facilities re-financing (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 08, 2022 USD ($)	Mar. 08, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Repayments of credit facility	$ 266,839	$ 71,466	$ 90,457
Total Borrowings	$ 1,439,603	$ 1,344,817	$ 1,208,344
Toscana Aeroporti S.p.A. ("TA") Collection of grant
Disclosure of non-adjusting events after reporting period [line items]
Collection of grant amount				$ 3,900	€ 3.6